RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of information about options granted to the CEO, CFO, the Corporate Secretary, and the Company's directors (Details)	12 Months Ended
	Nov. 30, 2021 CAD ($) share	Nov. 30, 2020 CAD ($) share	Nov. 30, 2019 CAD ($) share
Disclosure of transactions between related parties [line items]
Number of options granted | share	1,700,000
Expense for the period | $	$ 1,144,342	$ 479,107	$ 692,091
Related parties [Member]
Disclosure of transactions between related parties [line items]
Number of options granted | share	1,725,000	1,650,000	850,000
Expense for the period | $	$ 410,132	$ 271,993	$ 260,145
CEO [Member]
Disclosure of transactions between related parties [line items]
Number of options granted | share	600,000	400,000	400,000
Expense for the period | $	$ 133,275	$ 44,455	$ 113,077
Former CFO [Member]
Disclosure of transactions between related parties [line items]
Number of options granted | share	150,000	100,000	100,000
Expense for the period | $	$ 33,319	$ 11,113	$ 28,269
Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Number of options granted | share	150,000	100,000	100,000
Expense for the period | $	$ 33,319	$ 11,113	$ 28,269
Directors [Member]
Disclosure of transactions between related parties [line items]
Number of options granted | share	825,000	1,050,000	250,000
Expense for the period | $	$ 210,219	$ 205,312	$ 90,530